Shareholder Report, Holdings (Details)	Dec. 31, 2025	[1]
BRIDGE BUILDER CORE BOND FUND | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[2]
BRIDGE BUILDER CORE BOND FUND | AA [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%	[2]
BRIDGE BUILDER CORE BOND FUND | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
BRIDGE BUILDER CORE BOND FUND | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[2]
BRIDGE BUILDER CORE BOND FUND | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
BRIDGE BUILDER CORE BOND FUND | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2],[3]
BRIDGE BUILDER CORE BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
BRIDGE BUILDER CORE BOND FUND | Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
BRIDGE BUILDER CORE BOND FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
BRIDGE BUILDER CORE BOND FUND | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
BRIDGE BUILDER CORE BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
BRIDGE BUILDER CORE BOND FUND | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
BRIDGE BUILDER CORE BOND FUND | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE BOND FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
BRIDGE BUILDER CORE PLUS BOND FUND | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | AA [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
BRIDGE BUILDER CORE PLUS BOND FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
BRIDGE BUILDER CORE PLUS BOND FUND | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
BRIDGE BUILDER CORE PLUS BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
BRIDGE BUILDER CORE PLUS BOND FUND | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
BRIDGE BUILDER CORE PLUS BOND FUND | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
BRIDGE BUILDER CORE PLUS BOND FUND | Convertible Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
BRIDGE BUILDER CORE PLUS BOND FUND | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE PLUS BOND FUND | Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE PLUS BOND FUND | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE PLUS BOND FUND | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE PLUS BOND FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
BRIDGE BUILDER CORE PLUS BOND FUND | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER MUNICIPAL BOND FUND | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | AA [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
BRIDGE BUILDER MUNICIPAL BOND FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
BRIDGE BUILDER MUNICIPAL BOND FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
BRIDGE BUILDER MUNICIPAL BOND FUND | ALABAMA
Holdings [Line Items]
Percent of Total Investments	5.70%
BRIDGE BUILDER MUNICIPAL BOND FUND | GEORGIA
Holdings [Line Items]
Percent of Total Investments	3.70%
BRIDGE BUILDER MUNICIPAL BOND FUND | NEW JERSEY
Holdings [Line Items]
Percent of Total Investments	3.40%
BRIDGE BUILDER MUNICIPAL BOND FUND | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER MUNICIPAL BOND FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.10%
BRIDGE BUILDER MUNICIPAL BOND FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.60%
BRIDGE BUILDER MUNICIPAL BOND FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	12.60%
BRIDGE BUILDER MUNICIPAL BOND FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	9.00%
BRIDGE BUILDER MUNICIPAL BOND FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	7.00%
BRIDGE BUILDER MUNICIPAL BOND FUND | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.10%
BRIDGE BUILDER MUNICIPAL BOND FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%
BRIDGE BUILDER MUNICIPAL BOND FUND | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
BRIDGE BUILDER MUNICIPAL BOND FUND | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
BRIDGE BUILDER MUNICIPAL BOND FUND | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
BRIDGE BUILDER MUNICIPAL BOND FUND | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
BRIDGE BUILDER MUNICIPAL BOND FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | BB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	7.50%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	8.50%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.20%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.80%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.20%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	5.60%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.00%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.60%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | OHIO
Holdings [Line Items]
Percent of Total Investments	4.50%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER LARGE CAP GROWTH FUND | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BRIDGE BUILDER LARGE CAP GROWTH FUND | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BRIDGE BUILDER LARGE CAP VALUE FUND | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BRIDGE BUILDER LARGE CAP VALUE FUND | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BRIDGE BUILDER LARGE CAP VALUE FUND | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BRIDGE BUILDER LARGE CAP VALUE FUND | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BRIDGE BUILDER LARGE CAP VALUE FUND | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BRIDGE BUILDER LARGE CAP VALUE FUND | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER LARGE CAP VALUE FUND | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER LARGE CAP VALUE FUND | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BRIDGE BUILDER LARGE CAP VALUE FUND | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BRIDGE BUILDER LARGE CAP VALUE FUND | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BRIDGE BUILDER LARGE CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
BRIDGE BUILDER LARGE CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
BRIDGE BUILDER LARGE CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
BRIDGE BUILDER LARGE CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
BRIDGE BUILDER LARGE CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
BRIDGE BUILDER LARGE CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
BRIDGE BUILDER LARGE CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
BRIDGE BUILDER LARGE CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
BRIDGE BUILDER LARGE CAP VALUE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
BRIDGE BUILDER LARGE CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
BRIDGE BUILDER LARGE CAP VALUE FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
BRIDGE BUILDER LARGE CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Argenx SE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Carvana Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Ascendis Pharma - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Rocket Companies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Zions Bancorp N.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Hubbell, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Arcosa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Masco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Ascendis Pharma - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | ON Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Knight-Swift Transportation Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Rolls-Royce Holdings Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | GSK Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Lloyds Banking Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | UNITED STATES MINOR OUTLYING ISLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.00%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.80%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.00%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.00%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.60%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.10%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	Amounts presented do not include derivative positions.
[2]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
[3]	Amount less than 0.05%.